Trade and Other Payables - Summary of Unsecured Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 1,342,369	$ 4,108,380
Sundry payables and accrued expenses	4,102,800	2,718,349
Employee entitlements	314,892	127,735
Total	$ 5,760,061	$ 6,954,464